Share Capital (Details) - Schedule of warrants were outstanding - Warrants [Member]	12 Months Ended
Oct. 31, 2022 $ / shares
Share Capital (Details) - Schedule of warrants were outstanding [Line Items]
Expiry Date	Oct. 27, 2025
Exercise Price	$ 0.25
Number of Options Outstanding	1,971,289
Weighted Average Remaining Life	2 years 11 months 26 days